UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-7947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 – 12-14 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
IPM Systematic Macro Fund LP	9/3/2018	$4,000,000	$3,816,014	0.94%
Teza Fund V LP	8/1/2017	7,296,768	5,532,773	1.36
Two Sigma Absolute Return Macro Enhanced Fund, LP	4/1/2016	7,525,000	6,939,932	1.70

Total Commodity Trading Advisors - Managed Futures		18,821,768	16,288,719	4.00

Distressed
VR Global Onshore Fund, L.P.	10/1/2016	10,940,540	12,416,630	3.05

Total Distressed		10,940,540	12,416,630	3.05

Equity Long/Short - High Hedge
Holocene Advisors Fund LP	5/1/2017	12,100,000	13,587,882	3.34
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,310,414	6,282,688	1.55
Millennium USA, L.P.	8/1/2008	6,044,570	13,669,649	3.36
Neuberger Berman Principal Strategies Fund L.P.	8/1/2017	8,847,238	8,639,318	2.12
PivotBase Fund LP	9/3/2018	10,000,000	9,848,018	2.42

Total Equity Long/Short - High Hedge		38,302,222	52,027,555	12.79

Equity Long/Short - Opportunistic
Anchor Bolt Fund, LP	1/1/2014	7,034,178	9,147,053	2.25
Boldhaven Fund	8/1/2018	10,000,000	10,362,797	2.55
Castle Hook Fund LP	11/1/2016	10,261,345	12,358,432	3.04
Doonbeg Fund, LP	4/1/2012	5,425,472	10,718,380	2.63
Pelham Global Financials Fund LP	6/1/2017	8,900,000	8,841,569	2.17
Pelham Long/Short Fund LP	11/1/2009	7,310,317	13,086,569	3.22
Pleiad Asia Onshore Feeder Fund	8/1/2015	9,965,928	11,311,844	2.78

1

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
Scopus Partners II, L.P.	4/1/2012	$7,970,236	$13,980,656	3.44%
Turiya Fund LP	8/1/2012	6,687,392	9,607,484	2.36

Total Equity Long/Short - Opportunistic		73,554,868	99,414,784	24.44

Event Driven Equity
Sachem Head LP	10/1/2014	7,157,460	9,708,539	2.39

Total Event Driven Equity		7,157,460	9,708,539	2.39

Fixed Income Arbitrage
Obsidian Relative Value Strategy Fund, Ltd.	9/3/2018	11,000,000	11,000,000	2.70
PGIM Fixed Income Global Liquidity Relative Value I, L.P.	10/1/2016	9,917,064	11,225,416	2.76

Total Fixed Income Arbitrage		20,917,064	22,225,416	5.46

Macro
Andurand Commodities Fund LP	5/1/2016	5,140,112	6,316,753	1.55
Autonomy Global Macro Fund L.P.	11/1/2012	7,698,757	11,889,271	2.92
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	5,017,668	9,828,673	2.42
Element Capital US Feeder Fund LLC	4/1/2017	14,650,000	18,256,510	4.49
Gemsstock Fund LP	2/1/2018	8,250,000	7,331,967	1.80
Key Square Partners LP	3/1/2016	3,000,140	3,040,403	0.75
Rokos Global Macro Fund LP	11/1/2015	13,542,659	16,191,092	3.98
Trend Macro Onshore LP	4/1/2016	5,756,994	6,001,268	1.48
X2 Opportunistic Debt Fund, LLC	3/1/2017	11,000,000	12,982,783	3.19

Total Macro		74,056,330	91,838,720	22.58

2

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2018

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Merger/Risk Arbitrage
Castlerigg Merger Arbitrage Enhanced Fund, L.P.	9/1/2017	$10,842,539	$10,933,071	2.69%

Total Merger/Risk Arbitrage		10,842,539	10,933,071	2.69

Mortgage Arbitrage
Rimrock Structured Product Fund, L.P.	1/1/2014	7,116,806	9,113,383	2.24
Shelter Growth Opportunities Fund LP	10/1/2015	8,543,207	11,201,442	2.75
Tilden Park Investment Fund LP	4/1/2012	4,471,629	10,876,430	2.68

Total Mortgage Arbitrage		20,131,642	31,191,255	7.67

Multi-Strategy
Citadel Wellington LLC	7/1/2002	5,577,671	15,872,978	3.90
QVT SLV Onshore Ltd.	3/1/2012	142,756	325,249	0.08

Total Multi-Strategy		5,720,427	16,198,227	3.98

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,225,000	13,026,979	3.20
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	14,788,556	28,090,830	6.91

Total Statistical Arbitrage		23,013,556	41,117,809	10.11

Total Investments in Investment Funds		$303,458,416	403,360,725	99.16

Other Assets, less Liabilities			3,413,659	0.84

Total Partners’ Capital			$406,774,384	100.00%

3

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2018

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	24.44%
Macro	22.58
Equity Long/Short - High Hedge	12.79
Statistical Arbitrage	10.11
Mortgage Arbitrage	7.67
Fixed Income Arbitrage	5.46
Commodity Trading Advisors - Managed Futures	4.00
Multi-Strategy	3.98
Distressed	3.05
Merger/Risk Arbitrage	2.69
Event Driven Equity	2.39

Total Investments in Investment Funds	99.16%

4

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Funds of Hedge Funds and Alternative Lending Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2018 to September 30, 2018, the Partnership did not have any transfers between Levels 1, 2, or 3.

As of September 30, 2018, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Item 2.	Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 21, 2018

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 21, 2018

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 21, 2018